Summary of Significant Accounting Policies - Schedule of Disaggregate Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues
Total revenue	$ 59,718,187	$ 46,654,147
Sales of cosmetics and other beauty products [Member]
Revenues
Total revenue	57,003,534	43,777,664
Provision of operation services [Member]
Revenues
Total revenue	2,714,653	2,876,483
Goods transferred at a point in time [Member]
Revenues
Total revenue	57,003,534	43,777,664
Services transferred over time [Member]
Revenues
Total revenue	$ 2,714,653	$ 2,876,483